UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		August 7, 2009


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		39

Form 13F Information Table Value Total:		72,150
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
ACCENTURE LTD CL A			CL A			G1150G111	2083	         62250	SH		SOLE			58200		0	4050
BANKAMERICA CORP			COM			066050105	1114	         84408	SH		SOLE			81458		0	2950
BAXTER INTERNATIONAL INC		COM			071813109	2287		 43175	SH		SOLE			40900		0	2275
BB&T CORPORATION			COM			054937107	1400		 63687	SH		SOLE			62749		0	 938
BECTON DICKINSON & CO.			COM			075887109	2406		 33741	SH		SOLE			31966		0	1775
BERKSHIRE HATHAWAY CL B			COM			084670207	2540		   877	SH		SOLE		  	  814		0	 63
BP PLC 					SPONSORED ADR		055622104	2356		 49415	SH		SOLE			47015		0	2400
CISCO SYSTEMS, INC			COM			17275R102	1422		 76220	SH		SOLE			71020		0	5200
COMCAST CORP CLASS A			COM			200300101	1702		117690	SH		SOLE			109990		0       7700
CONAGRA, INCORPORATED			COM			205887102	1666		 87400 	SH		SOLE			82300		0	5100
DIAGEO PLC				SPONSORED ADR		25243Q205	2506		 43780	SH		SOLE			41130		0	2650
DISNEY WALT HOLDING COMPANY		COM			254687106	2081		 89199	SH		SOLE			85149		0	4050
DOMINION RESOURCES VA			COM			257470104	2431		 72755	SH		SOLE			68850		0	3905
EMERSON ELECTRIC			COM			291011104	1756		 54200	SH		SOLE			51150		0	3050
EXXON MOBIL CORP			COM			30231G102	4121		 58945	SH		SOLE			56445		0	2500
FPL GROUP INC				COM			302571104	 884		 15550	SH		SOLE			14350		0	1200
GENERAL ELECTRIC COMPANY		COM			369604103	1243		106052	SH		SOLE			99668		0       6385
HEWLETT-PACKARD COMPANY			COM			428236103	2830		 73232	SH		SOLE			69082		0	4150
INTEL CORPORATION			COM			458140100	2141	        129342	SH		SOLE			122192		0       7150
JOHNSON & JOHNSON			COM			478160104	3085		 54310	SH		SOLE			50524		0	3786
KROGER COMPANY				COM			501044101	2284		103600	SH		SOLE			98650		0       4950
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	1086		 40684	SH		SOLE			38024		0	2660
LOEWS CORPORATION			COM			540424108	1966		 71750	SH		SOLE			66100		0	5650
LOWES COMPANIES, INC.			COM			548661107	1529		 78770	SH		SOLE			75390		0       3380
MCDONALDS CORPORATION			COM			580135101	 242		  4210	SH		SOLE			 4210		0	   0
MCCORMICK & COMPANY			COM			579780206	2742		 84300	SH		SOLE			79300		0       5000
MEDTRONIC INC				COM			585055106	2539		 72784	SH		SOLE			69334		0	3450
MICROSOFT CORP				COM			594918104	2915	       	122615	SH		SOLE			115630		0       6985
PAYCHEX INC				COM			718507106	 522		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	2664		 48463	SH		SOLE			45663		0	2800
PFIZER INC				COM			717081103	2526		168429	SH		SOLE			158129		0	10300
PROCTOR & GAMBLE CO			COM			742718109	 428		  8370	SH		SOLE			 6897		0	1473
ROYAL DUTCH SHELL PLC			SPONS ADR A		780259206	 253		  5044	SH		SOLE			 5044		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	2835		 87296	SH		SOLE			82846		0	4450
SCHLUMBERGER LIMITED			COM			806857108	1897		 35065	SH		SOLE			33465		0	1600
VERIZON COMMUNICATIONS			COM			92343V104	 267		  8689	SH		SOLE
		 7832		0	857
WASTE MGMT INC DEL			COM			94106L109	2931	       	104100	SH		SOLE			97700		0       6400
WELLS FARGO & CO. NEW			COM			949746101	 203		  8361  SH		SOLE			 8341		0	  20
WYETH					COM			983024100	 267		  5875	SH		SOLE			 5875		0	   0